Inventory (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Inventory
Parts and battery	$ 708,347	$ 995,368
Work in progress	128,708	75,811
Vehicles	2,497,847	48,324
Inventory provision	(28,260)	(510,409)
Total current inventories	$ 3,306,642	$ 609,094